Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Expected useful lives
Office equipment	3 years
Furniture & fitting	3 years
Motor vehicle	3-5 years
Office and warehouse renovation	Shorter of the lease term or 3 years

Schedule of Changes in the Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill for each reporting unit:

	Console game, hardware, computer accessories and other multi-media products	Game Publishing	Advertising service	Others	Total
Balance at March 31, 2024	$2,721,521	$-	$-	$268,873	$2,990,394
Impairments	-	-	-	-	-
Balance at March 31, 2025	2,721,521	-	-	268,873	2,990,394
Acquired goodwill	9,361,193	-	-	-	9,361,193
Impairments	-	-	-	-	-
Balance at March 31, 2026	$12,082,714	$-	$-	$268,873	$12,351,587

Schedule of Disaggregated Information of Revenues by Products/Services

Disaggregated information of revenues by products/services are as follows:

	For the Years Ended March 31,
	2026	2025	2024
Console game	$160,811,234	$36,082,735	$38,429,942
Console game code	68,078,926	87,180,808	52,588,862
Console game– subtotal	228,890,160	123,263,543	91,018,804

Game publishing	7,146,373	16,029,523	3,431,680

Video marketing campaign services	1,451,324	1,815,420	2,128,589
Social media advertising services	61,738	422,944	587,500
Media advertising services- subtotal	1,513,062	2,238,364	2,716,089

Other revenue	1,374,494	541,156	368,128

Total revenues	$238,924,089	$142,072,586	$97,534,701

Schedule of Fair Value Hierarchy our Financial Asset and Liability

The following table sets forth by level within the fair value hierarchy our financial asset and liability that were accounted for at fair value on a recurring basis. As of March 31, 2026 and 2025 and February 11, 2026:

	Carrying Value at March 31,	Fair Value Measurement at March 31, 2026
	2026	Level 1	Level 2	Level 3
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA (Note 19)	$326,766	$-	$-	$326,766
Derivative liabilities (Top-Up Shares) (Note 16)	$16,206,000	$-	$-	$16,206,000
Derivative liabilities (conversion feature) (Note 16)	$495,000	$-	$-	$495,000

	Carrying Value at February 11, 2026 (Conversion	Fair Value Measurement at March 31, 2026
	Date)	Level 1	Level 2	Level 3
Investment in convertible notes (Note 6)	$1,406,625	$-	$-	$1,406,625

	Carrying Value at March 31,	Fair Value Measurement at March 31, 2025
	2025	Level 1	Level 2	Level 3
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA (Note 19)	$269,119	$-	$-	$269,119
Contingent consideration for acquisition of 2Game (Note 4)	$1,121,006	$-	$-	$1,121,006
Derivative liabilities (Top-Up Shares) (Note 16)	$3,086,519	$-	$-	$3,086,519

Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis

The following is a reconciliation of the beginning and ending balance of the financial assets and liability measured at fair value on a recurring basis for the years ended March 31, 2026, 2025 and 2024:

Derivative Asset
Initial fair value of derivative assets attributable to Buy-Back Feature embedded in 2Game SPA	$269,119
Change in fair value of derivative asset	-
Ending balance as of March 31, 2025	269,119
Change in fair value of derivative asset	46,388
Exchange rate difference	11,259
Ending balance as of March 31, 2026	$326,766

Investment in convertible notes
Acquired upon acquisition of Ban Leong	$2,597,253
Change in fair value of investment in convertible note	(1,188,928)
Exchange rate difference	(1,700)
Conversion to long-term investment	(1,406,625)
Ending balance as of March 31, 2026	$-

Contingent consideration for acquisition
Ending balance as of March 31, 2024	3,697,000
Payments of cash and share consideration	(3,068,835)
Change in fair value of contingent consideration for acquisition	545,428
Exchange rate difference	(52,587)
Ending balance as of March 31, 2025	1,121,006
Change in fair value of contingent consideration for acquisition	(73,352)
Exchange rate difference	74,072
Payments of share consideration	(1,121,726)
Ending balance as of March 31, 2026	$-

Convertible notes
Initial fair value of convertible notes	$33,025,000
Conversion of the convertible notes	(25,063,061)
Change in fair value of convertible notes upon conversion of the convertible notes	(5,254,103)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	(2,707,836)
Ending balance as of March 31, 2025 and 2026	$-

Derivative liabilities (Top-Up Shares)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	$2,707,836
Change in fair value of derivative liability	378,683
Ending balance as of March 31, 2025	3,086,519
Change in fair value of derivative liability	13,119,481
Ending balance as of March 31, 2026	$16,206,000
Derivative liabilities (Conversion feature)
Fair value allocated to conversion feature at inception date	$2,923,000
Conversion	(1,502,937)
Change in fair value of derivative liability	(925,063)
Ending balance as of March 31, 2026	$495,000